Reorganization Of Businesses (Reorganization Of Businesses Accruals) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring Reserve [Roll Forward]
Accruals at beginning of year	$ 35	$ 44	$ 67
Additional Charges	149	54	60
Adjustments	(16)	(8)	(2)
Amount Used	(59)	(55)	(81)
Accruals at end of year	109	35	44
Exit Costs
Restructuring Reserve [Roll Forward]
Accruals at beginning of year	4	14	17
Additional Charges	3	0	19
Adjustments	0	1	1
Amount Used	(1)	(11)	(23)
Accruals at end of year	6	4	14
Employee Separation Costs
Restructuring Reserve [Roll Forward]
Accruals at beginning of year	31	30	50
Additional Charges	146	54	41
Adjustments	(16)	(9)	(3)
Amount Used	(58)	(44)	(58)
Accruals at end of year	$ 103	$ 31	$ 30